Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000263407 [Member]
Shareholder Report [Line Items]
Fund Name	Arin Tactical Tail Risk ETF
Class Name	Arin Tactical Tail Risk ETF
Trading Symbol	ATTR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arin Tactical Tail Risk ETF (the “Fund”) for the period of October 27, 2025 to March 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://arinetfs.com/. You can also request this information by contacting us at (215) 330-4476
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://arinetfs.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$9	0.22%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.22%
Net Assets	$ 89,902,731
Holdings Count | holding	10
Advisory Fees Paid, Amount	$ 220,648
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$89,902,731	Advisory Fees Paid	$220,648
# of Portfolio Holdings	10	Fee Waived and/or Expenses Reimbursed	$(144,244)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$76,404
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Purchased Options	64.8%
Tail Risk Hedge ETFs	60.3%
Written Options	(26.5)%
Cash and Cash Equivalents	1.4%